UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS International Fund

	Shares	Value ($)
Common Stocks 92.2%
Australia 3.2%
BHP Billiton Ltd.	518,291	16,709,776
Woodside Petroleum Ltd.	403,600	14,614,817

(Cost $28,744,354)		31,324,593
Denmark 2.1%
A P Moller - Maersk AS "B"	2,135	16,309,640
Carlsberg AS "B"	59,647	4,553,583

(Cost $19,819,423)		20,863,223
Finland 2.6%
Fortum Oyj (a) (Cost $38,068,637)	1,163,305	26,012,627
France 17.3%
Air Liquide SA	128,262	12,583,842
BNP Paribas	367,082	20,890,801
Bouygues SA	292,561	12,531,840
Cap Gemini (a)	461,895	20,761,884
Carrefour SA (a)	251,707	10,430,664
Compagnie de Saint-Gobain	344,390	13,289,229
Electricite de France (a)	263,857	11,612,068
France Telecom SA	635,354	12,106,132
Sanofi-Aventis (a)	82,332	5,004,871
Technip SA	104,788	6,816,937
Total SA (a)	539,401	25,018,224
Vinci SA	447,467	20,294,878

(Cost $196,910,583)		171,341,370
Germany 17.5%
Allianz SE (Registered)	157,747	15,781,080
BASF SE	382,726	20,259,089
Bayerische Motoren Werke (BMW) AG (a)	468,447	21,862,599
E.ON AG	759,303	23,083,261
Fresenius Medical Care AG & Co. KGaA	70,114	3,543,749
HeidelbergCement AG	315,241	17,103,451
Linde AG	176,325	18,181,522
MAN SE	179,063	15,360,125
RWE AG	208,289	14,937,939
Siemens AG (Registered)	257,838	23,461,401

(Cost $178,398,533)		173,574,216
Ireland 1.3%
CRH PLC (b)	120,608	2,696,206
CRH PLC (b)	480,432	10,630,712

(Cost $12,602,874)		13,326,918
Italy 6.3%
Atlantia SpA (a)	384,540	7,161,634
Eni SpA (a)	516,437	9,649,812
Fiat SpA	1,530,337	16,790,098
Prysmian SpA	893,756	13,799,601
Saipem SpA (a)	496,432	15,592,243

(Cost $69,063,448)		62,993,388
Japan 19.0%
Canon, Inc.	503,800	20,704,867
FANUC Ltd.	183,300	19,330,733
Komatsu Ltd.	1,096,546	20,565,126
Mitsubishi Corp.	676,412	15,231,796
Mitsubishi UFJ Financial Group, Inc.	1,083,917	5,245,623
Mitsui & Co., Ltd.	1,053,779	14,963,951
Mitsui O.S.K Lines Ltd.	862,599	6,134,037
Nintendo Co., Ltd.	71,200	21,002,535
Panasonic Corp.	647,034	8,243,692
Seven & I Holdings Co., Ltd.	516,897	11,906,357
Shin-Etsu Chemical Co., Ltd.	346,340	17,407,267
Sumitomo Mitsui Financial Group, Inc.	333,755	9,900,025
Yamada Denki Co., Ltd.	266,719	18,322,754

(Cost $183,536,549)		188,958,763
Netherlands 3.6%
Koninklijke Ahold NV	823,336	10,364,181
Royal Dutch Shell PLC "A"	942,980	24,899,702

(Cost $38,750,253)		35,263,883
Norway 2.1%
Statoil ASA (a) (Cost $24,672,999)	1,079,352	21,347,692
Russia 0.7%
Sberbank (Cost $3,625,761)	3,066,546	7,053,056
Sweden 1.4%
Hennes & Mauritz AB "B" (Cost $10,032,668)	236,776	13,460,009
Switzerland 5.7%
Compagnie Financiere Richemont SA "A"	296,280	9,818,321
Holcim Ltd. (Registered)*	247,341	15,697,566
Nestle SA (Registered)	577,984	26,204,942
Swatch Group AG (Bearer)	19,209	5,042,622

(Cost $50,580,695)		56,763,451
United Kingdom 9.4%
AMEC PLC	1,470,720	16,912,389
British American Tobacco PLC	680,255	20,155,978
Diageo PLC	328,987	5,050,727
GlaxoSmithKline PLC	906,388	15,217,923
Lloyds Banking Group PLC*	3,098,822	2,537,986
Unilever PLC	275,189	7,444,565
Vodafone Group PLC	5,310,231	10,681,923
WPP PLC	1,639,033	15,578,712

(Cost $101,989,075)		93,580,203

Total Common Stocks (Cost $956,795,852)		915,863,392
Exchange-Traded Fund 4.3%
Japan
iShares MSCI Japan Index Fund (a) (Cost $51,898,340)	4,483,301	42,636,192
Securities Lending Collateral 18.7%
Daily Asset Fund Institutional, 0.28% (c) (d) (Cost $186,440,527)	186,440,527	186,440,527
Cash Equivalents 5.0%
Central Cash Management Fund, 0.22% (c) (Cost $49,364,087)	49,364,087	49,364,087

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,244,498,806) †	120.2	1,194,304,198
Other Assets and Liabilities, Net	(20.2)	(200,971,193)

Net Assets	100.0	993,333,005

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,275,639,948. At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $81,335,750.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $58,279,008 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $139,614,758.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2010 amounted to $174,917,776 which is 17.6% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
MSCI: Morgan Stanley Capital International
As of May 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	3,900,000,000	USD	41,693,393	6/29/2010	(1,122,720)	Credit Suisse

Currency Abbreviations

JPY	Japanese Yen	USD	United States Dollar

At May 31, 2010 the DWS International Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Industrials	198,433,991	21.7%
Energy	134,851,816	14.7%
Materials	131,269,431	14.3%
Consumer Discretionary	109,118,807	11.9%
Consumer Staples	96,110,997	10.5%
Utilities	75,645,895	8.3%
Information Technology	62,469,286	6.8%
Financials	61,408,571	6.7%
Health Care	23,766,543	2.6%
Telecommunication Services	22,788,055	2.5%
Total	915,863,392	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$31,324,593	$—	$31,324,593
Denmark	—	20,863,223	—	20,863,223
Finland	—	26,012,627	—	26,012,627
France	—	171,341,370	—	171,341,370
Germany	—	173,574,216	—	173,574,216
Ireland	—	13,326,918	—	13,326,918
Italy	—	62,993,388	—	62,993,388
Japan	—	188,958,763	—	188,958,763
Netherlands	—	35,263,883	—	35,263,883
Norway	—	21,347,692	—	21,347,692
Russia	—	7,053,056	—	7,053,056
Sweden	—	13,460,009	—	13,460,009
Switzerland	—	56,763,451	—	56,763,451
United Kingdom	—	93,580,203	—	93,580,203
Exchange-Traded Fund	42,636,192	—	—	42,636,192
Short-Term Investments(e)	235,804,614	—	—	235,804,614
Total	$278,440,806	$915,863,392	$—	$1,194,304,198
Liabilities
Derivatives(f)	$—	$(1,122,720)	$—	$(1,122,720)
Total	$—	$(1,122,720)	$—	$(1,122,720)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (1,122,720)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010